Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2012		Oct. 31, 2010
Gravity Games Corp.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2003	[1]
Year of Obtaining Control	2010	[1]
Percentage Ownership	50.83%	[1]	50.83%
Gravity Interactive, Inc.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2003	[2]
Year of Obtaining Control	2003	[2]
Percentage Ownership	100.00%	[2]
Gravity Entertainment Corp.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2003
Year of Obtaining Control	2004
Percentage Ownership	100.00%
NeoCyon, Inc.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2000
Year of Obtaining Control	2005
Percentage Ownership	96.11%
Gravity Middle East & Africa FZ-LLC
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2007	[3]
Year of Obtaining Control	2007	[3]
Percentage Ownership	100.00%	[3]

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.
[2]	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
[3]	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2012.